Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 5,721,801	$ 6,576,564	$ 141,944
Prepaid expenses and deposits	37,632	68,803	82,504
Total Current Assets	5,759,433	6,645,367	224,448
Current Liabilities
Accounts payable and accrued liabilities	1,454,913	967,358	693,362
Research agreement obligations	492,365	492,365	492,365
Derivative liability - warrants	29,489,000	26,493,000	9,415
Promissory notes	5,000	30,000	29,942
Promissory note, related party	23,000	23,000	23,000
Total Current Liabilities	$ 31,464,278	$ 28,005,723	$ 1,248,084
COMMITMENTS AND CONTINGENCIES
Stockholders' Equity (Deficit)
Convertible preferred stock
Common stock	$ 70,991	$ 70,551	$ 20,319
Additional paid-in capital	112,482,330	112,077,520	85,265,776
Accumulated deficit	(138,258,166)	(133,508,427)	(86,309,731)
Accumulated other comprehensive loss		0	0
Total Stockholders' Deficit	(25,704,845)	(21,360,356)	(1,023,636)
Total liabilities and stockholder's deficit	$ 5,759,433	$ 6,645,367	$ 224,448
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible preferred stock
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible preferred stock